Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ 30	$ (47)	$ 65	$ 96
Prepaid expenses and other current assets	18	23	(8)	49
Other financial assets	2	(2)	41	33
Payables, accruals and provisions	(40)	(171)	(275)	(396)
Deferred revenue	(21)	98	(54)	28
Other financial liabilities	(2)		(41)	(33)
Income taxes	23	12	62	14
Other	(17)	(33)	(40)	(49)
Total	$ (7)	$ (120)	$ (250)	$ (258)